UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	2/28

Date of reporting period:	02/28/2025

Item 1. Reports to Stockholders.

(a)

Beacon Selective Risk ETF

(BSR) NYSE Arca, Inc.

Annual Shareholder Report - February 28, 2025

Fund Overview

This annual shareholder report contains important information about Beacon Selective Risk ETF for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://beaconinvestingetfs.com/beacon-selective-risk/#documents. You can also request this information by contacting us at 1-866-439-9093.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Beacon Selective Risk ETF	$106	1.00%

How did the Fund perform during the reporting period?

Fears of a recession in 2023 gave way to increased optimism of a soft landing in 2024 as inflation continued to ease and the economy continued to grow. Shrugging off persistently high interest rates, equity markets continued to march higher, driven by solid economic growth and strong corporate earnings. Equity performance was consolidated as a handful of technology and AI-related stocks accounted for more than 50% of the annual return on the S&P 500. For the second year in a row, less than 28% of S&P 500 stocks outperformed the index which further highlights the concentration of equity returns.

The market began 2024 expecting 150 basis points rate cuts spread throughout the year, but the Fed stayed on the sideline until their September meeting when they cut 50bps. The larger than expected cut came as a surprise and in the wake of a relatively weak employment report and pushed rates to their lowest point of the year. The Fed cut 25 basis points at each of the November and December meetings, but indicated they remain optimistic on the outlook for the economy.

One would expect that after multiple years of high interest rates and inflation, the consumer would start to show signs of weakness, but a still robust employment market and growing wages helped to offset the impact of higher inflation. That said, early warning indicators like credit card and auto loan delinquencies started to rise during the year, which could be a sign that the consumer is starting to reach a breaking point.

While inflation and economic growth drove 2024 market performance, 2025 could introduce new sources of volatility including trade and tax policy. Additionally, given that so much of equity performance has been driven by technology and AI-focused companies, any pullback from that sector will have ramifications for broad equity market performance. We anticipate additional equity market gains in 2025, although with elevated volatility as the market reacts to a potentially slowing consumer, changes to federal policy, and stubbornly high interest rates.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Beacon Selective Risk ETF - NAV
Dow Jones Moderately Aggressive Portfolio Index
S&P 500® Index
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$14,739
$12,434
$12,069
04/17/23
02/29/24
02/28/25

	Beacon Selective Risk ETF - NAV	Dow Jones Moderately Aggressive Portfolio Index	S&P 500® Index
04/17/23	$10,000	$10,000	$10,000
02/29/24	$10,766	$11,205	$12,448
02/28/25	$12,069	$12,434	$14,739

Average Annual Total Returns

	1 Year	Since Inception (April 17, 2023)
Beacon Selective Risk ETF - NAV	12.10%	10.59%
Dow Jones Moderately Aggressive Portfolio Index	10.96%	12.36%
S&P 500® Index	18.41%	23.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$31,362,707
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$92,620
Portfolio Turnover	65%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
72.9%
Fixed Income
26.9%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Fixed Income	26.9%
Equity	72.9%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Bond ETF	13.4%
Vanguard Real Estate ETF	9.6%
Vanguard Financials ETF	9.6%
Vanguard Consumer Staples ETF	9.5%
Vanguard Utilities ETF	9.2%
Vanguard Communication Services ETF	9.0%
Vanguard Industrials ETF	9.0%
Vanguard Information Technology ETF	8.5%
Vanguard Consumer Discretionary ETF	8.5%
Vanguard Intermediate-Term Bond ETF	6.8%

Material Fund Changes

No material changes occurred during the year ended February 28, 2025.

Beacon Selective Risk ETF

Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://beaconinvestingetfs.com/beacon-selective-risk/#documents ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022825-BSR

Beacon Tactical Risk ETF

(BTR) NYSE Arca, Inc.

Annual Shareholder Report - February 28, 2025

Fund Overview

This annual shareholder report contains important information about Beacon Tactical Risk ETF for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://beaconinvestingetfs.com/beacon-tactical-risk/#documents. You can also request this information by contacting us at 1-866-439-9093.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Beacon Tactical Risk ETF	$108	1.00%

How did the Fund perform during the reporting period?

Fears of a recession in 2023 gave way to increased optimism of a soft landing in 2024 as inflation continued to ease and the economy continued to grow. Shrugging off persistently high interest rates, equity markets continued to march higher, driven by solid economic growth and strong corporate earnings. Equity performance was consolidated as a handful of technology and AI-related stocks accounted for more than 50% of the annual return on the S&P 500. For the second year in a row, less than 28% of S&P 500 stocks outperformed the index which further highlights the concentration of equity returns.

The market began 2024 expecting 150 basis points rate cuts spread throughout the year, but the Fed stayed on the sideline until their September meeting when they cut 50bps. The larger than expected cut came as a surprise and in the wake of a relatively weak employment report and pushed rates to their lowest point of the year. The Fed cut 25 basis points at each of the November and December meetings, but indicated they remain optimistic on the outlook for the economy.

One would expect that after multiple years of high interest rates and inflation, the consumer would start to show signs of weakness, but a still robust employment market and growing wages helped to offset the impact of higher inflation. That said, early warning indicators like credit card and auto loan delinquencies started to rise during the year, which could be a sign that the consumer is starting to reach a breaking point.

While inflation and economic growth drove 2024 market performance, 2025 could introduce new sources of volatility including trade and tax policy. Additionally, given that so much of equity performance has been driven by technology and AI-focused companies, any pullback from that sector will have ramifications for broad equity market performance. We anticipate additional equity market gains in 2025, although with elevated volatility as the market reacts to a potentially slowing consumer, changes to federal policy, and stubbornly high interest rates.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Beacon Tactical Risk ETF - NAV
Dow Jones Moderately Aggressive Portfolio Index
S&P 500® Index
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$14,739
$12,434
$11,023
04/17/23
02/29/24
02/28/25

	Beacon Tactical Risk ETF - NAV	Dow Jones Moderately Aggressive Portfolio Index	S&P 500® Index
04/17/23	$10,000	$10,000	$10,000
02/29/24	$9,582	$11,205	$12,448
02/28/25	$11,023	$12,434	$14,739

Average Annual Total Returns

	1 Year	Since Inception (April 17, 2023)
Beacon Tactical Risk ETF - NAV	15.04%	5.35%
Dow Jones Moderately Aggressive Portfolio Index	10.96%	12.36%
S&P 500® Index	18.41%	23.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$29,436,652
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$52,417
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
99.8%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Equity	99.8%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Financials ETF	10.2%
Vanguard Utilities ETF	10.0%
Vanguard Communication Services ETF	9.8%
Vanguard Consumer Discretionary ETF	9.3%
Vanguard Industrials ETF	9.1%
Vanguard Information Technology ETF	9.1%
Vanguard Consumer Staples ETF	9.0%
Vanguard Real Estate ETF	8.5%
Vanguard Energy ETF	8.3%
Vanguard Materials ETF	8.3%

Material Fund Changes

No material changes occurred during the year ended February 28, 2025.

Beacon Tactical Risk ETF

Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://beaconinvestingetfs.com/beacon-tactical-risk/#documents ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022825-BTR

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Rhoades is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 – $20,500 2024 – $20,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 – $5,500 2024 – $5,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended February 29, 2024 and February 28, 2025, respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended February 29, 2024 and February 28, 2025, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Beacon Tactical Risk ETF
(Symbol: BTR)

Beacon Selective Risk ETF
(Symbol: BSR)

Annual Financial Statements
and Additional Information
February 28, 2025

1-866-439-9093
www.beaconinvestingetfs.com

Distributed by Northern Lights Distributors, LLC
Member FINRA/SIPC

BEACON TACTICAL RISK ETF
SCHEDULE OF INVESTMENTS
February 28, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 99.8%
17,992	Vanguard Communication Services ETF	$2,881,239
7,635	Vanguard Consumer Discretionary ETF	2,738,293
11,783	Vanguard Consumer Staples ETF	2,650,115
19,384	Vanguard Energy ETF	2,454,014
23,912	Vanguard Financials ETF	3,015,541
8,865	Vanguard Health Care ETF	2,409,950
10,339	Vanguard Industrials ETF	2,683,281
4,481	Vanguard Information Technology ETF	2,681,789
12,379	Vanguard Materials ETF	2,432,845
26,665	Vanguard Real Estate ETF	2,503,844
17,128	Vanguard Utilities ETF	2,936,939
		29,387,850

	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,090,817)	29,387,850

	TOTAL INVESTMENTS - 99.8%(Cost $25,090,817)	$29,387,850
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	48,802
	NET ASSETS - 100.0%	$29,436,652

ETF – Exchange-Traded Fund

See accompanying notes which are an integral part of these financial statements.

BEACON SELECTIVE RISK ETF
SCHEDULE OF INVESTMENTS
February 28, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 72.9%
17,710	Vanguard Communication Services ETF	$2,836,079
7,407	Vanguard Consumer Discretionary ETF	2,656,521
13,294	Vanguard Consumer Staples ETF	2,989,954
23,794	Vanguard Financials ETF	3,000,661
10,817	Vanguard Industrials ETF	2,807,336
4,479	Vanguard Information Technology ETF	2,680,592
32,116	Vanguard Real Estate ETF	3,015,692
16,859	Vanguard Utilities ETF	2,890,813
		22,877,648
	FIXED INCOME - 26.9%
27,887	Vanguard Intermediate-Term Bond ETF	2,135,865
53,557	Vanguard Short-Term Bond ETF	4,183,338
42,547	Vanguard Short-Term Inflation-Protected Securities ETF	2,103,949
		8,423,152

	TOTAL EXCHANGE-TRADED FUNDS (Cost $26,387,118)	31,300,800

	TOTAL INVESTMENTS - 99.8%(Cost $26,387,118)	$31,300,800
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	61,907
	NET ASSETS - 100.0%	$31,362,707

ETF – Exchange-Traded Fund

See accompanying notes which are an integral part of these financial statements.

Beacon ETFs
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2025

	Beacon Tactical	Beacon Selective
	Risk ETF	Risk ETF
ASSETS
Investment securities:
At cost	$25,090,817	$26,387,118
At fair value	$29,387,850	$31,300,800
Cash and cash equivalents	97,932	108,280
Dividends and interest receivable	322	344
Prepaid expenses	646	688
TOTAL ASSETS	29,486,750	31,410,112

LIABILITIES
Investment advisory fees payable	3,036	4,081
Payable to related parties	6,472	5,828
Audit fees payable	12,310	12,415
Custody fees payable	13,049	12,998
Transfer agent fees payable	7,487	7,351
Accrued expenses and other liabilities	7,744	4,732
TOTAL LIABILITIES	50,098	47,405
NET ASSETS	$29,436,652	$31,362,707

Net Assets Consist Of:
Paid in capital	$27,113,636	$27,931,874
Accumulated earnings	2,323,016	3,430,833
NET ASSETS	$29,436,652	$31,362,707

Net Asset Value Per Share:
Net Assets	$29,436,652	$31,362,707
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,090,000	1,060,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$27.01	$29.59

See accompanying notes which are an integral part of these financial statements.

Beacon ETFs
STATEMENTS OF OPERATIONS
For the Year Ended February 28, 2025

	Beacon Tactical	Beacon Selective
	Risk ETF	Risk ETF
INVESTMENT INCOME
Dividends	$506,676	$572,324
Interest	8,290	5,992
TOTAL INVESTMENT INCOME	514,966	578,316

EXPENSES
Investment advisory fees	180,783	195,716
Administrative services	88,880	87,729
Professional fees	25,662	14,806
Legal fees	25,631	25,622
Trustees fees and expenses	24,265	20,637
Custodian fees	16,380	15,647
Audit fees	12,273	12,376
Transfer agent fees	9,505	9,407
Insurance expense	5,239	5,239
Printing and postage expenses	2,800	2,043
Other expenses	15,178	15,060
TOTAL EXPENSES	406,596	404,282

Less: Fees waived/reimbursed by the Adviser	(128,366)	(103,096)
NET EXPENSES	278,230	301,186

NET INVESTMENT INCOME	236,736	277,130

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Net realized gain from in-kind redemptions	—	814,534
Net realized gain(loss) on investments	947	(538,338)
	947	276,196
Net change in unrealized appreciation on investments	3,599,727	2,830,632
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,600,674	3,106,828

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,837,410	$3,383,958

See accompanying notes which are an integral part of these financial statements.

Beacon Tactical Risk ETF
STATEMENTS OF CHANGES IN NET ASSETS
February 28, 2025

	For the Year Ended	For the Period Ended
	February 28, 2025	February 29, 2024*
FROM OPERATIONS
Net investment income	$236,736	$184,688
Net realized gain (loss) on investments	947	(1,974,964)
Net change in unrealized appreciation on investments	3,599,727	697,306
Net increase (decrease) in net assets resulting from operations	3,837,410	(1,092,970)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(247,212)	(225,021)
Net decrease in net assets resulting from distributions to shareholders	(247,212)	(225,021)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	509,787	26,646,058
Transaction Fees (Note 5)	400	8,200
Net increase in net assets resulting from shares of beneficial interest	510,187	26,654,258

TOTAL INCREASE IN NET ASSETS	4,100,385	25,336,267

NET ASSETS
Beginning of Period	25,336,267	—
End of Period	$29,436,652	$25,336,267

SHARE ACTIVITY
Shares Sold	20,000	1,070,000
Net increase in shares of beneficial interest outstanding	20,000	1,070,000

*	The Beacon Tactical Risk ETF commenced operations on April 17, 2023.

See accompanying notes which are an integral part of these financial statements.

Beacon Selective Risk ETF
STATEMENTS OF CHANGES IN NET ASSETS
February 28, 2025

	For the Year Ended	For the Period Ended
	February 28, 2025	February 29, 2024*
FROM OPERATIONS
Net investment income	$277,130	$239,567
Net realized gain (loss) on investments	276,196	(947,631)
Net change in unrealized appreciation on investments	2,830,632	2,083,050
Net increase in net assets resulting from operations	3,383,958	1,374,986

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(274,010)	(293,580)
Net decrease in net assets resulting from distributions to shareholders	(274,010)	(293,580)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	3,160,330	26,878,910
Cost of shares redeemed	(2,874,487)	—
Transaction Fees (Note 5)	400	6,200
Net increase in net assets resulting from shares of beneficial interest	286,243	26,885,110

TOTAL INCREASE IN NET ASSETS	3,396,191	27,966,516

NET ASSETS
Beginning of Period	27,966,516	—
End of Period	$31,362,707	$27,966,516

SHARE ACTIVITY
Shares Sold	110,000	1,050,000
Shares Redeemed	(100,000)	—
Net increase in shares of beneficial interest outstanding	10,000	1,050,000

*	The Beacon Selective Risk ETF commenced operations on April 17, 2023.

See accompanying notes which are an integral part of these financial statements.

Beacon Tactical Risk ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Year Ended	For the Period Ended
	February 28, 2025	February 29, 2024 (1)
Net asset value, beginning of period	$23.68	$24.94
Activity from investment operations:
Net investment income (2)	0.22	0.22
Net realized and unrealized gain (loss) on investments	3.34	(1.27)
Total from investment operations	3.56	(1.05)
Less distributions from:
Net investment income	(0.23)	(0.21)
Total distributions	(0.23)	(0.21)
Net asset value, end of period	$27.01	$23.68
Market price, end of period	$27.01	$23.74
Total return (3)	15.04%	(4.18	)% (8)
Market price total return (3)	14.75%	(3.94	)% (8)
Net assets, at end of period (000s)	$29,437	$25,336

Ratio of gross expenses to average net assets (4)	1.46%	1.83	% (7)
Ratio of net expenses to average net assets (4)	1.00%	1.00	% (7)
Ratio of net investment income to average net assets (4)(6)	0.85%	1.04	% (7)
Portfolio Turnover Rate (5)	0%	355	% (8)

(1)	The Beacon Tactical Risk ETF commenced operations on April 17, 2023.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Beacon Selective Risk ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Year Ended	For the Period Ended
	February 28, 2025	February 29, 2024 (1)
Net asset value, beginning of period	$26.63	$25.00
Activity from investment operations:
Net investment income (2)	0.26	0.29
Net realized and unrealized gain on investments	2.96	1.62
Total from investment operations	3.22	1.91
Less distributions from:
Net investment income	(0.26)	(0.28)
Total distributions	(0.26)	(0.28)
Net asset value, end of period	$29.59	$26.63
Market price, end of period	$29.57	$26.69
Total return (3)	12.10%	7.66	% (8)
Market price total return (3)	11.77%	7.91	% (8)
Net assets, at end of period (000s)	$31,363	$27,967

Ratio of gross expenses to average net assets (4)	1.34%	1.75	% (7)
Ratio of net expenses to average net assets (4)	1.00%	1.00	% (7)
Ratio of net investment income to average net assets (4)(6)	0.93%	1.28	% (7)
Portfolio Turnover Rate (5)	65%	208	% (8)

(1)	The Beacon Selective Risk ETF commenced operations on April 17, 2023.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS
February 28, 2025

1.	ORGANIZATION

The Beacon Tactical Risk ETF (“BTR”) and the Beacon Selective Risk ETF (“BSR”) (each a “Fund” and collectively the “Funds”) are each a diversified separate series of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Funds’ investment objective seeks to provide long-term capital appreciation. BTR and BSR commenced operations on April 17, 2023. BTR and BSR are each a “Fund of Funds”, in the each Fund will generally invest in other investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value.

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2025

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “investment companies”). Investment companies are valued at their respective net asset values as reported by such investment companies. Mutual funds value securities in

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2025

their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. Exchange-traded funds (“ETFs”) are valued at the last reported price or official closing price. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2025 for the Funds’ assets measured at fair value:

Beacon Tactical Risk ETF
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$29,387,850	$—	$—	$29,387,850
Total	$29,387,850	$—	$—	$29,387,850

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2025

Beacon Select Risk ETF
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$31,300,800	$—	$—	$31,300,800
Total	$31,300,800	$—	$—	$31,300,800

The Funds did not hold any Level 2 or 3 securities during the period.

*	See Schedule of Investments for industry classification.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and net realized capital gains, if any, are declared and paid annually for BTR and BSR. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended February 29, 2024 or expected to be taken in the Funds’ February 28, 2025 year-end tax returns.

The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2025

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended February 28, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

Ticker Symbol	Purchases	Sales
BTR	$—	$22,542
BSR	$19,641,418	$19,847,363

For the year ended February 28, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker Symbol	Purchases	Sales
BTR	$505,503	$—
BSR	$3,132,438	$2,654,398

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Beacon Capital Management, Inc. (the “Adviser”) serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Adviser has engaged Exchange Traded Concepts, LLC as the sub-adviser (the “Sub-Adviser”), to execute portfolio transactions and implement the Adviser’s decisions for the Funds. Fees incurred under this agreement are paid directly by the Adviser, and not Funds. The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent.

The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Trust.

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2025

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.65% of each Fund’s average daily net assets. For the year ended February 28, 2025, the Adviser earned $180,783, and $195,716 in advisory fees for BTR and BSR, respectively.

Pursuant to an agreement between the Adviser and the Sub-Adviser, as compensation for the sub-advisory services it provides to the Fund, the Adviser will pay the Sub-Adviser a fee, computed daily, at an annual rate based on the greater of (1) the Minimum Sub-Advisory Fees or (2) the average daily net assets of the Funds in accordance with the following fee schedule (the “Asset-Based Sub-Advisory Fees”), if the aggregate Asset-Based Sub-Advisory Fees exceed the aggregate Minimum Sub-Advisory Fees:

	Minimum Sub-Advisory Fees	Asset-Based Sub-Advisory Fees
Tactical Risk Fund	$22,500	0.03%
Selective Risk Fund	$22,500	0.03%

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed for BTR and BSR at least until June 30, 2025, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that total expenses incurred (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses will not exceed 1.00% and 1.00% of average daily net assets for BTR and BSR, respectively.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its limitation in place at time of waiver, the Adviser, on a rolling three -year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s operating expense to exceed 1.00% and 1.00% of average daily net assets for BTR and BSR, respectively. If a Fund’s operating expenses subsequently exceed the limitations, the reimbursements for the Fund shall be suspended. For the year ended February 28, 2025, the Adviser waived fees and/or reimbursed expenses in the amount of $128,366 and $103,096 for BTR and BSR, respectively, which are subject to recapture by the Adviser before February 28, 2028 pursuant to the Waiver Agreement.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2025

As of February 28, 2025 the following amounts previously waived by the Adviser are subject to recapture by the Funds by the following dates:

	February 28, 2027	February 28, 2028	Total
BTR	$147,473	$128,366	$275,839
BSR	$141,339	$103,096	$244,435

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service

Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the funds and there are no current plan to impose these fees.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

The amounts due to UFS for administration and fund accounting services are listed in the Statement of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statement of Operations under “Administrative service fees.”

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

The amounts due to NLCS for chief compliance officer services are listed in the Statement of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statement of Operations under “Professional fees.”

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 10,000 shares for both BTR and BSR. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2025

redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds’ shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Fund’s are listed in the table below:

ETFs	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
Beacon Tactical Risk ETF	$200	2.00%*
Beacon Selective Risk ETF	$200	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Beacon Tactical Risk ETF	$25,090,817	$4,297,033	$—	$4,297,033
Beacon Selective Risk ETF	26,389,887	4,913,682	(2,769)	4,910,913

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the fiscal period ended February 28, 2025 and February 29, 2024, was as follows:

For Fiscal Year Ended	Ordinary	Long-Term	Return of
2/28/2025	Income	Capital Gains	Capital	Total
Beacon Tactical Risk ETF	$247,212	$—	$—	$247,212
Beacon Selective Risk ETF	274,010	—	—	274,010

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2025

For Fiscal Year Ended	Ordinary	Long-Term	Return of
2/28/2024	Income	Capital Gains	Capital	Total
Beacon Tactical Risk ETF	$225,021	$—	$—	$225,021
Beacon Selective Risk ETF	293,580	—	—	293,580

As of February 28, 2025, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Beacon Tactical Risk ETF	$—	$—	$—	$(1,974,017)	$—	$4,297,033	$2,323,016
Beacon Selective Risk ETF	3,120	—	(443,349)	(1,039,851)	—	4,910,913	3,430,833

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred as follows:

Post October
Fund	Losses
Beacon Tactical Risk ETF	$—
Beacon Selective Risk ETF	443,349

At February 28, 2025, the Fund had a capital loss forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Capital Loss Carry Forward
Fund	Short-Term	Long-Term	Total	Utilized
Beacon Tactical Risk ETF	1,974,017	—	1,974,017	947
Beacon Selective Risk ETF	1,004,163	35,688	1,039,851	—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions, the book/tax basis treatment of distributions in excess, resulted in reclassifications for the Fund for the fiscal year ended February 28, 2025, as follows:

	Paid
	In	Accumulated
Fund	Capital	Earnings (Losses)
Beacon Tactical Risk ETF	$(10,476)	$10,476
Beacon Selective Risk ETF	814,534	(814,534)

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2025

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
of Northern Lights Fund Trust II and
Shareholders of Beacon Tactical Risk ETF and Beacon Selective Risk ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Beacon Tactical Risk ETF and Beacon Selective Risk ETF (the “Funds”), each a series of Northern Lights Fund Trust II, including the schedule of investments, as of February 28, 2025, the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of February 28, 2025, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds	Statements of operations	Statements of changes in net assets	Financial highlights
Beacon Tactical Risk ETF and Beacon Selective Risk ETF	For the year ended February 28, 2025.	For the year ended February 28, 2025 and for the period April 17, 2023 (commencement of operations) through February 29, 2024.	For the year ended February 28, 2025 and for the period April 17, 2023 (commencement of operations) through February 29, 2024.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2012.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
April 29, 2025

Beacon ETFs
ADDITIONAL INFORMATION
February 28, 2025

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT

At a Meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on January 21, 2025, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the renewal of the investment advisory agreement between Beacon Capital Management, Inc. (“BCM”) and the Trust on behalf of each of the Beacon Selective Risk ETF and the Beacon Tactical Risk ETF (each a “Fund” and collectively the “Funds”), (the ” Advisory Agreement”). The Board also considered the approval of the renewal of the sub-advisory agreement between Beacon and Exchange Traded Concepts, LLC (“ETC”) with respect to the Funds (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Advisory Agreements’).

Based on their evaluation of the information provided by BCM and ETC, in conjunction with the Funds’ other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Advisory Agreements with respect to the Funds.

In advance of the Meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreements. The materials provided contained information with respect to the factors enumerated below, including the Advisory Agreements, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the renewal of the Advisory Agreements and comparative information relating to the advisory fee and other expenses of the Funds. The materials also included due diligence materials relating to BCM and ETC (including due diligence questionnaires completed by BCM and ETC, select financial information of BCM and ETC, bibliographic information regarding BCM’s and ETC’s key management and investment advisory personnel, and comparative fee information relating to the Funds and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management. In considering the approval of the renewal of the Advisory Agreements, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal Advisory Agreements was in the best interests of each Fund and their respective shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreements.

Beacon ETFs
ADDITIONAL INFORMATION (Continued)
February 28, 2025

Advisory Agreement

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the renewal of the Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement. In considering the approval of the renewal of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by BCM related to the proposed renewal of the Advisory Agreement, including its ADV, a description of the manner in which investment decisions will be made and executed, and a review of the personnel performing services for the Funds, including the team of individuals that will primarily monitor and execute the investment strategies. The Board noted that BCM has been a registered investment adviser with the SEC since June 2002, and that its personnel have many years of experience in the financial services industry and investment management experience. The Board discussed the extent of BCM’s research capabilities and the quality of its compliance infrastructure. Additionally, the Board received satisfactory responses from representatives of BCM with respect to a series of important questions, including: whether BCM or its principals were involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Beacon Funds; and whether there are procedures in place to adequately allocate trades among its clients. The Board also reviewed the description provided by BCM on the practices for monitoring compliance with the Beacon Funds’ investment limitations, noting that BCM’s Chief Compliance Officer would actively review the portfolio manager’s performance of their duties with respect to the Funds to ensure compliance under BCM’s compliance program. The Board reviewed the capitalization of BCM and, based on financial information provided by and representations made by BCM and its representatives, concluded that BCM was sufficiently well-capitalized to meet its obligations to each of the Beacon Funds. The Board noted that the CCO of the Trust continued to represent that BCM’s compliance policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board also noted BCM’s representation that the prospectus and statement of additional information for the Funds accurately describe the investment strategies of each of the Funds. The Board concluded that BCM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement with respect to each of the Funds and that the nature, overall quality and extent of the management services to be provided by BCM were satisfactory.

Performance. The Board discussed the report prepared by Broadridge and reviewed the performance of each of the Funds as compared to its peer group, Morningstar category and benchmark for the one-year and since inception periods ended December 31, 2024. With respect to Beacon Selective, the Board noted that the Fund outperformed its peer group median and Morningstar category median but underperformed its benchmark (the S&P 500 Total Return Index) for the one year and since inception periods. With respect to Beacon Tactical, the Board noted that the Fund outperformed its peer group median and Morningstar category median but underperformed its benchmark (the S&P 500 Total Return Index for the one year period and underperformed its peer group median, Morningstar category median and benchmark for the since inception period. The Board noted the portfolio managers’ ability to manage

Beacon ETFs
ADDITIONAL INFORMATION (Continued)
February 28, 2025

stock selection and mitigate risk and concluded that past performance was acceptable.

Fees and Expenses. As to the costs of the services to be provided by BCM, the Board reviewed and discussed the advisory fee for each of the Funds and total operating expenses for each of the Funds as compared to its respective peer group and Morningstar category as presented in the Broadridge Report. The Board reviewed the contractual arrangements, noting that BCM charges an advisory fee at an annual rate of 0.65% of the average daily net assets of each of the Funds. The Board noted that each advisory fee was lower than the peer group and category average and median advisory fees of each Fund’s respective peer group and Morningstar category. The Board also reviewed the net expenses for each of the Funds as compared to its peer group and Morningstar category noting that Fund assets below the peer group and Morningstar category average and median likely were a contributing factor to slightly higher relative net expenses for each Fund as compared to the category median and peer group median.

The Board then reviewed the Operating Expenses Limitation Agreement noting that BCM had agreed to contractually waive or limit its advisory fee and/or reimburse expenses for each of the Funds in order to limit a Fund’s net annual operating expenses, exclusive of certain fees at least until June 30, 2026, so as not to exceed 1.00% of the average annual net assets for each Fund, and found such arrangements to be beneficial to shareholders of the respective Fund. The Board concluded that each advisory fee charged by BCM with respect to each of the Funds was not unreasonable.

Profitability. The Board also considered the level of profits that accrued to BCM with respect to each of the Funds based on breakeven and profitability reports and analyses prepared by BCM and reviewed by the Board and certain financial information provided by BCM. After further review and discussion, the Board concluded that, based on the services provided by BCM, the profits from BCM’s relationship with each of the Funds were not excessive.

Economies of Scale. As to the extent to which each of the Funds will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed BCM’s expectations for growth for each of the Funds and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. The Board members relied upon the advice of independent counsel, and their own business judgement in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from BCM as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to each Fund separately that (a) the terms of the Advisory Agreement are reasonable; (b) the advisory fees are not unreasonable; and (c) the Advisory Agreement is in the best interests of each Fund and its respective shareholders. In considering the approval of the Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the Advisory Agreement was in the best interests of each Fund and its respective shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

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ADDITIONAL INFORMATION (Continued)
February 28, 2025

Sub-Advisory Agreement

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the renewal of the Sub-Advisory Agreement. In addition to the materials described above, the Board reviewed: (i) the nature and quality of the investment advisory services to be provided by ETC, including the experience and qualifications of the personnel providing such services; (ii) the investment strategies and style of investing of ETC; (iii) the performance history of ETC; and (iv) ETC’s financial condition, history of operations and ownership structure. In considering the approval of the renewal of the Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services to be provided by ETC, the Board noted the experience of the portfolio management personnel of ETC, including their experience in the investment field, education and industry credentials. The Board discussed the financial condition of ETC and reviewed supporting materials. The Board reviewed the materials prepared by ETC describing its investment services and noted ETC’s considerable experience executing, settling and reporting trades, adjusting baskets and coordinating custom baskets for ETFs. The Board noted that the CCO of the Trust continued to represent that ETC’s compliance policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board concluded that ETC had sufficient quality and depth of personnel, resources, investment methods essential to performing its duties under the ETC Sub-Advisory Agreement and that the nature, overall quality and extent of investment advisory services provided to each of the Beacon Funds appear to be satisfactory.

Performance. With respect to performance, the Board noted that ETC is primarily responsible for executing the investment decisions of BCM rather than managing each of the Funds’ portfolio. Accordingly, the Board did not consider performance to be a significant factor with respect to evaluating ETC.

Fees and Expenses. As to the costs of the services provided by ETC, the Board discussed the sub-advisory fee and considered that ETC is paid by BCM out of its advisory fees and not by each of the Funds. The Board also looked at the advisory fee split between BCM and ETC and concluded that the sub-advisory fee paid to ETC was not unreasonable in light of the quality of the services performed by it. The Board also considered, based on statements made and information provided by BCM and ETC that the Sub-Advisory Agreement was negotiated at arm’s-length between BCM and ETC.

Profitability. As to profitability, the Board discussed and noted that ETC receives no compensation from BCM or the Funds, other than the sub-advisory fee earned pursuant to the Sub-Advisory Agreement. The Board further noted that the sub-advisory fee is paid by BCM out of the advisory fee that it receives and not directly by the Funds. While the Board did not consider the costs of services provided by ETC or its profitability to be significant factors, nonetheless, based on all these factors and on profitability reports and analyses provided by ETC and reviewed by the Board, the Board concluded that profits from ETC’s relationship with the Funds were not excessive.

Economies of Scale. The Board noted that the sub-advisory fee is not paid by the Funds, therefore the Board did not consider whether the sub-advisory fee should reflect any potential economies of scale that might be realized as the Funds’ assets increase and rather determined the economies of scale would be evaluated as part of looking at the advisory fee paid to BCM.

Conclusion. The Board relied upon the advice of independent counsel, and their own business judgment in determining the material factors to be considered in approving the renewal of the ETC Sub-Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such

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ADDITIONAL INFORMATION (Continued)
February 28, 2025

information from ETC as the Board believed to be reasonably necessary to evaluate the terms of the ETC Sub-Advisory Agreement and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the each of the Funds separately that (a) the terms of the ETC Sub-Advisory Agreement are reasonable; (b) the sub-advisory fee is not unreasonable; and (c) the ETC Sub-Advisory Agreement is in the best interests of each of the Funds and their respective shareholders.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Beacon Capital Management, Inc.
7777 Washington Village Dr. Suite 280
Dayton, OH 45459

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

BEACONETFS-AR25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99. CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	05/08/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	05/08/2025

By (Signature and Title)
/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/ Treasurer

Date	05/08/2025